Promissory Note, Related Party - Additional Information (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Outstanding promissory notes	$ 30,000	$ 30,000
Officer and Director [Member]
Related Party Transaction [Line Items]
Outstanding promissory notes	23,000	$ 23,000
Amount of promissory notes interest charges	$ 0